Risk/Return Detail Data - FidelityTotalBondK6Fund-PRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Total Bond K6 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Total Bond K6 Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 306 % of the average value of its portfolio.
Portfolio Turnover, Rate	306.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Using the Bloomberg U.S. Universal Bond Index as a guide in allocating assets across the investment-grade, high yield, and emerging markets asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index. Investing in domestic and foreign issuers. Allocating assets across different asset classes, market sectors, and maturities. Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	5.22%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.86%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(5.71%)
Performance Table Heading	Average Annual Returns
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | Fidelity Total Bond K6 Fund
Risk/Return:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381
Annual Return, Inception Date	May 25, 2017
2018	(0.77%)
2019	10.02%
2020	9.53%
2021	(0.10%)
2022	(12.56%)
2023	7.07%
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | Return Before Taxes | Fidelity Total Bond K6 Fund
Risk/Return:
Label	Fidelity® Total Bond K6 Fund
Past 1 year	7.07%
Past 5 years	2.42%
Since Inception	1.93%	[1]
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.06%
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.30%

[1]	A From May 25, 2017 .